Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	113 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	15.89%	18.53%	13.12%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	16.54%	15.49%	15.17%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	8.79%	13.18%	10.75%